INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current expense (benefit):
Federal	$ 3,477	$ 0
State	44	17
Total current income tax expense (benefit)	3,521	17
Deferred expense (benefit):
Federal	(7,063)	(6,756)
State	(185)	(569)
Total deferred income tax expense (benefit)	(7,248)	(7,325)
Total income tax expense (benefit)	$ (3,727)	$ (7,308)